Expense Example - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - Fidelity Macro Opportunities Fund - Fidelity Macro Opportunities Fund
Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 86
3 years	283
5 years	499
10 years	$ 1,121